Cover	Aug. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-157783
Entity Registrant Name	3D Makerjet, Inc
Entity Central Index Key	0001458023
Entity Tax Identification Number	26-4083754
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	30211 AVENDIA DE LAS BANDERAS
Entity Address, Address Line Two	SUITE 200
Entity Address, City or Town	RANCHO SANTA MARGARITA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92688
City Area Code	(949)
Local Phone Number	525-3278
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	3D Makerjet, Inc.